INCOME TAXES (Details Textual) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2009
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 45.3	$ 9.8
Research Tax Credit Carryforward [Member]
Income Taxes [Line Items]
Tax Credit Carryforward, Amount	$ 2.3	$ 0.2